Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Opening amount	¥ 304,219,000	¥ 320,816,000
Additions	32,776,000	55,244,000
Disposal	(5,423,000)	(4,316,000)
Disposal of subsidiaries		(2,202,000)
Depreciation charges	(65,337,000)	(65,323,000)
Closing amount	266,235,000	304,219,000
Property, plant and equipment pledged as security for bank loans	10,228,000	34,965,000
Buildings
Property, plant and equipment
Opening amount	36,491,000	36,935,000
Additions		1,539,000
Depreciation charges	(1,983,000)	(1,983,000)
Closing amount	34,508,000	36,491,000
Leasehold improvements
Property, plant and equipment
Opening amount	86,235,000	93,383,000
Additions	7,516,000	15,270,000
Disposal of subsidiaries		(417,000)
Depreciation charges	(16,395,000)	(22,001,000)
Closing amount	77,356,000	86,235,000
Machinery and equipment
Property, plant and equipment
Opening amount	60,114,000	61,535,000
Additions	7,388,000	20,428,000
Disposal	(2,898,000)	(3,881,000)
Disposal of subsidiaries		(1,699,000)
Depreciation charges	(10,277,000)	(16,269,000)
Closing amount	54,327,000	60,114,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening amount	6,510,000	5,036,000
Additions	1,769,000	3,455,000
Disposal	(231,000)	(251,000)
Disposal of subsidiaries		(86,000)
Depreciation charges	(1,593,000)	(1,644,000)
Closing amount	6,455,000	6,510,000
Right of use assets
Property, plant and equipment
Opening amount	114,869,000	123,927,000
Additions	16,103,000	14,552,000
Disposal	(2,294,000)	(184,000)
Depreciation charges	(35,089,000)	(23,426,000)
Closing amount	93,589,000	114,869,000
Cost
Property, plant and equipment
Opening amount	720,021,000
Closing amount	735,495,000	720,021,000
Cost | Buildings
Property, plant and equipment
Opening amount	38,560,000
Closing amount	38,560,000	38,560,000
Cost | Leasehold improvements
Property, plant and equipment
Opening amount	304,053,000
Closing amount	311,569,000	304,053,000
Cost | Machinery and equipment
Property, plant and equipment
Opening amount	127,559,000
Closing amount	126,340,000	127,559,000
Cost | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening amount	26,772,000
Closing amount	25,746,000	26,772,000
Cost | Right of use assets
Property, plant and equipment
Opening amount	223,076,000
Closing amount	233,280,000	223,076,000
Accumulated depreciation and impairment
Property, plant and equipment
Opening amount	(415,802,000)
Closing amount	(469,260,000)	(415,802,000)
Accumulated depreciation and impairment | Buildings
Property, plant and equipment
Opening amount	(2,069,000)
Closing amount	(4,052,000)	(2,069,000)
Accumulated depreciation and impairment | Leasehold improvements
Property, plant and equipment
Opening amount	(217,818,000)
Closing amount	(234,213,000)	(217,818,000)
Accumulated depreciation and impairment | Machinery and equipment
Property, plant and equipment
Opening amount	(67,445,000)
Closing amount	(72,013,000)	(67,445,000)
Accumulated depreciation and impairment | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening amount	(20,262,000)
Closing amount	(19,291,000)	(20,262,000)
Accumulated depreciation and impairment | Right of use assets
Property, plant and equipment
Opening amount	(108,207,000)
Closing amount	¥ (139,691,000)	¥ (108,207,000)